STOCKHOLDERS' EQUITY (Components of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on equity securities, net of tax (expense) of $(2) and $(5)	$ 0	$ 14
Foreign currency translation, net of tax (expense) of $(63) and $(63)	(60)	(39)
Unrealized losses on defined benefit plans, net of tax benefit of $81 and $82	(426)	(433)
Unrealized losses on derivative instruments, net of tax benefit (expense) of $(1) and $(2)	(2)	1
Total accumulated other comprehensive loss	(488)	(457)
Accumulated other Comprehensive Income (Loss), Tax [Abstract]
Unrealized gain on equity securities, tax	(2)	5
Foreign currency translation, tax	(63)	63
Unrealized losses on defined benefit plans, tax	81	82
Unrealized gains (losses) on derivative instruments, tax	$ (1)	$ 2